GOODWILL AND INTANGIBLE ASSETS, NET - Schedule of estimated amortization expense (Details)	Dec. 31, 2023 CNY (¥)
Estimated amortization expense
2024	¥ 17,233,333
2025	13,344,444
2026	7,900,000
2027	7,900,000
2028	¥ 7,900,000